Additional Financial Information (Consolidated Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional Financial Information
Interest	$ 6,622	$ 5,696	$ 4,822
Income taxes, net of refunds	$ 2,006	$ 3,721	$ 1,851